6. Critical accounting estimates and judgments (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2017 ARS ($)
Critical Accounting Estimates And Judgments Details Abstract
Amount of the provisions for impairment of the trade receivables by IAS 39	$ (458,853)
Adjustment of expected losses IFRS 9	(82,041)
Amount of the provisions for impairment of the trade receivables by IAS 39	$ (540,894)